Provisions	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
PROVISIONS
23.	PROVISIONS

	2023	2022
	US$	US$
Provision for reinstatement costs	71,872	100,483
Provision for defined benefit obligations	194,260	101,913

As at December 31	266,132	202,396

Provision for reinstatement costs
As at January 1	100,483	68,733
Additional provision	-	26,327
Remeasurement of lease modifications	-	2,231
Settled during the year	(31,782)	-
Increase in discounted amounts arising from the passage of time	4,009	4,184
Exchange realignment	(838)	(992)
As at December 31	71,872	100,483

Portion classified as current liabilities	(71,872)	(66,118)

Non-current portion	-	34,365

The Group has certain leases of office properties with clauses of reinstatement of alteration at the end of these leases. The provision for the reinstatement costs of these office properties was estimated based on reinstatement quotes obtained by the Group.

Provision for defined benefit obligations

The Group made provisions for defined benefit obligations in respect of termination benefits and pursuant to applicable labor laws in corresponding jurisdictions. According to the law, employees are entitled to termination benefits upon dismissal or retirement.

The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and discount rates. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on government bonds with a term that is consistent with the estimated term of the termination benefit obligation.

The most recent actuarial valuations of the estimated liabilities for employee benefits were carried out by E. M. Zalamea Actuarial Services, Inc. for the Group’s subsidiaries in the Philippines using the projected unit credit actuarial valuation method for the year ended December 31, 2023 and December 31, 2022.

The principal actuarial assumptions used as at the end of the reporting period are as follows:

	2023	2022
Discount rate (%)	6.15 - 6.19	7.39 - 7.41
Expected rate of salary increases (%)	6.00	6.00

A quantitative sensitivity analysis for significant assumptions as at the end of the reporting period is shown below:

		Increase/		Increase/
		(decrease)		(decrease)
		in defined		in defined
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	US$	%	US$
2023
Discount rate	1	(34,297)	1	43,440
Future annual salary increases	1	43,349	1	(34,637)

2022
Discount rate	1	(17,571)	1	22,380
Future annual salary increases	1	22,477	1	(17,927)

The sensitivity analysis estimates the impact on defined benefit obligations from reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on changing one assumption at a time, keeping all other assumptions constant, and it may not be representative of an actual change in the defined benefit obligations as it is unlikely that changes in assumptions would occur in isolation from one another.

The total expenses recognized in the consolidated statements of loss and other comprehensive (loss)/income in respect of the plan are as follows:

	2023	2022	2021
	US$	US$	US$
Current service cost	49,109	69,689	152,091
Interest cost	7,563	5,687	4,188

Net benefit expenses recognized in general, administrative and other operating expenses	56,672	75,376	156,279

The movements in the defined benefit obligations classified as non-current liabilities are as follows:

	2023	2022
	US$	US$
At January 1	101,913	115,532
Current service cost	49,109	69,689
Interest cost	7,563	5,687
Benefits paid	-	(14,402)

Remeasurement losses/(gains) credited to other comprehensive (loss)/income arising from:
Changes in financial assumptions	41,325	(37,030)
Experience adjustments	(6,440)	(28,221)
Exchange realignment	790	(9,342)

At December 31	194,260	101,913